Trade Accounts Receivables, Net - Schedule of Current and Non-Current Unbilled Receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	S/ 421,841	S/ 79,847
GYM S.A. [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	384,660	14,455
Concar S.A. [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	10,737	38,770
GMI S.A. [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	24,787	S/ 26,622
GMP S.A. [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	S/ 1,657